Loss Per Share (Details) - Schedule of Loss Per Share - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Loss Per Share [Abstract]
Loss attributable to owners of the Company	SFr (5,421,046)	SFr (8,238,518)
Weighted average number of shares outstanding	4,199,091	774,898
Basic loss per share	SFr (1.29)	SFr (10.63)